                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-09571
                                              -----------------------

                           Nuveen Senior Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: July 31
                                              -------------------

                  Date of reporting period: April 30, 2006
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             QUARTERLY REPORT April 30, 2006


Nuveen Investments
Exchange-Traded
Closed-End
Funds

NUVEEN SENIOR
  INCOME FUND
          NSL





HIGH CURRENT INCOME FROM A PORTFOLIO OF SENIOR CORPORATE LOANS

Chairman's Letter to Shareholders



Dear Shareholder:

I am very pleased to report that over the nine-month period covered by this report, your Fund continued to provide you with attractive monthly income from a portfolio primarily composed of senior corporate loans. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, a senior loan investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these advantages in more detail. I encourage you to contact him or her for more information on this and other important investment strategies.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

TIMOTHY R. SCHWERTFEGER
Chairman of the Board
June 12, 2006

PORTFOLIO MANAGERS' COMMENTS

The Fund's investment portfolio is managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Gunther and Lenny talk about their management strategies and the performance of the Fund for the nine-month period ended April 30, 2006.

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE NINE MONTH PERIOD ENDED APRIL 30, 2006?

We continue to view the leveraged loan market favorably but given the current credit environment we continue to take a defensive stance in positioning our loan portfolios. The loan market has continued to demonstrate many positive characteristics that we think make the asset class attractive. Market liquidity is better than it has ever been, investor appetite has been strong and many high quality deals have come to market. Strong investor demand, however, has allowed many deals to be structured with aggressive leverage levels. It is this environment and market dynamic that leads us to avoid credits we feel are too aggressively leveraged or do not have a sound credit profile. We do not feel that now is the appropriate time to be reaching for yield or involved with what we consider to be marginal credits.

We continued to avoid many small loans that are supporting leveraged buyouts as we feel that market liquidity could be challenged if the credit experiences any negative events. We are focused on adding high quality new-issue loans at par as we do not feel that paying 101 or higher for loans is prudent in the current environment.

We also continued to avoid the vast majority of second lien loans. At current trading levels we do not believe that most second lien loans compensate investors for the risk these credits pose over a credit cycle. We believe when the economy does weaken - whenever that may be - that second lien loans could see significant downside from current levels.

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

The performance of NSL as well as the performance of a comparative index, is shown in the nearby chart:

Total Return on Net Asset Value*
For the Nine-month period ending April 30, 2006

NSL                                     4.89%

CSFB Leveraged Loan Index(1)            5.01%

* Nine-month returns are cumulative

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.

(1) The CSFB Leveraged Loan Index is a representative, unmanaged index of tradable, senior, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index.

--------------------------------

Over the nine-month reporting period, NSL slightly underperformed the unmanaged, unleveraged CSFB Leveraged Loan Index.

Several securities positively impacted the performance of the senior loan component of the portfolio. However, the Federal Mogul term loan holdings had a more material positive impact.

The Fund had several holdings that constrained the Fund's performance over this reporting period. Some issuers that had a negative impact on NSL's portfolio were Norwood Promotional Products, OpBiz and Armstrong.

DISTRIBUTION AND SHARE PRICE INFORMATION

As noted, this Fund uses financial leverage in an effort to enhance its distribution paying capabilities. While this strategy adds volatility to a Fund's net asset value (NAV) and share price, it generally works to enhance the amount of income the Fund has to distribute to its common shareholders, as long as the distribution rates the Fund pays to its preferred shareholders are less than the interest rates the Fund receives from its portfolio of loans.

Since this Fund invests in adjustable rate loans, the income stream can typically be expected to rise or fall over time to reflect the movement of shorter-term market interest rates. In March of this period, the Fund increased its monthly distribution to $0.0535 per share.

NSL seeks to pay stable distributions at rates that reflect the Fund's past results, and projected future performance. During certain periods, the Fund may pay distributions at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in distributions, it holds the excess in reserve as undistributed net investment income (UNII), which is part of the Fund's NAV. Conversely, if a Fund has cumulatively paid distributions in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV.

As of April 30, 2006, the Fund was trading at a -4.51% discount to its net asset value, compared with an average discount of -3.21% for the nine-month reporting period.

Nuveen Senior Income Fund
NSL


Performance
      OVERVIEW  As of April 30, 2006

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
Variable Rate Senior Loan Interests    91.7%
Corporate Bonds                         6.5%
Short-Term Investments                  1.5%
Other                                   0.3%

Bar Chart:
2005-2006 MONTHLY DIVIDENDS PER SHARE
May                        0.0510
Jun                        0.0510
Jul                        0.0510
Aug                        0.0510
Sep                        0.0510
Oct                        0.0510
Nov                        0.0510
Dec                        0.0510
Jan                        0.0510
Feb                        0.0510
Mar                        0.0535
Apr                        0.0535

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

  5/2/2005                 9.20
  5/6/2005                 9.04
 5/13/2005                 8.97
 5/20/2005                 8.82
 5/27/2005                 8.70
  6/3/2005                 8.81
 6/10/2005                 8.80
 6/17/2005                 8.69
 6/24/2005                 8.57
  7/1/2005                 8.83
  7/8/2005                 8.81
 7/15/2005                 8.84
 7/22/2005                 8.92
 7/29/2005                 8.97
  8/5/2005                 8.98
 8/12/2005                 8.87
 8/19/2005                 8.71
 8/26/2005                 8.69
  9/2/2005                 8.67
  9/9/2005                 8.80
 9/16/2005                 8.60
 9/23/2005                 8.24
 9/30/2005                 8.29
 10/7/2005                 8.23
10/14/2005                 8.06
10/21/2005                 7.97
10/28/2005                 8.03
 11/4/2005                 8.06
11/11/2005                 7.95
11/18/2005                 7.85
11/25/2005                 7.71
 12/2/2005                 7.70
 12/9/2005                 7.75
12/16/2005                 7.67
12/23/2005                 7.61
12/30/2005                 7.74
  1/6/2006                 7.96
 1/13/2006                 8.06
 1/20/2006                 7.96
 1/27/2006                 8.05
  2/3/2006                 8.07
 2/10/2006                 8.09
 2/17/2006                 8.03
 2/24/2006                 7.97
  3/3/2006                 8.01
 3/10/2006                 8.09
 3/17/2006                 8.25
 3/24/2006                 8.46
 3/31/2006                 8.41
  4/7/2006                 8.33
 4/13/2006                 7.99
 4/21/2006                 8.00
 4/28/2006                 8.04

FUND SNAPSHOT
----------------------------------------
Common Share Price                 $8.04
----------------------------------------
Common Share
Net Asset Value                    $8.42
----------------------------------------
Premium/(Discount) to NAV         -4.51%
----------------------------------------
Latest Dividend                  $0.0535
----------------------------------------
Market Yield                       7.99%
----------------------------------------
Net Assets Applicable to
Common Shares ($000)            $250,884
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AVERAGE ANNUAL TOTAL RETURN
(Inception 10/26/99)
----------------------------------------
             ON SHARE PRICE       ON NAV
----------------------------------------
9-Month
(Cumulative)         -5.09%        4.89%
----------------------------------------
1-Year               -5.37%        6.54%
----------------------------------------
5-Year                3.58%        8.44%
----------------------------------------
Since Inception       4.72%        6.50%
----------------------------------------

INDUSTRIES
(as a % of total investments)
----------------------------------------
Media                              18.4%
----------------------------------------
Hotels, Restaurants & Leisure      13.1%
----------------------------------------
Health Care Providers & Services    7.4%
----------------------------------------
Auto Components                     5.8%
----------------------------------------
Commercial Services & Supplies      3.7%
----------------------------------------
Real Estate Management &
  Development                       3.6%
----------------------------------------
Chemicals                           3.2%
----------------------------------------
Oil, Gas & Consumable Fuels         3.1%
----------------------------------------
Building Products                   3.0%
----------------------------------------
Household Durables                  2.8%
----------------------------------------
Food Products                       2.7%
----------------------------------------
Containers & Packaging              2.7%
----------------------------------------
Paper & Forest Products             2.4%
----------------------------------------
Specialty Retail                    2.4%
----------------------------------------
Textiles Apparel & Luxury Goods     2.2%
----------------------------------------
Diversified Telecommunication
  Services                          2.0%
----------------------------------------
Beverages                           1.9%
----------------------------------------
IT Services                         1.8%
----------------------------------------
Short-Term Investments              1.5%
----------------------------------------
Other                              16.3%
----------------------------------------

TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)
----------------------------------------
Federal-Mogul Corporation           2.3%
----------------------------------------
Century Cable Holdings LLC          2.3%
----------------------------------------
Primedia Inc.                       2.1%
----------------------------------------
Graham Packaging Company, L.P.      1.9%
----------------------------------------
OpBiz, LLC                          1.9%
----------------------------------------

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)

                         NUVEEN SENIOR INCOME FUND (NSL)
                                 April 30, 2006



PRINCIPAL                                                                       WEIGHTED
AMOUNT                                                                           AVERAGE
(000)      DESCRIPTION (1)                                                        COUPON   MATURITY (3)   RATINGS (4)         VALUE
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           VARIABLE RATE SENIOR LOAN INTERESTS - 149.8%
           (91.7% OF TOTAL INVESTMENTS) (2)

           AEROSPACE & DEFENSE - 2.4% (1.5% OF TOTAL INVESTMENTS)

$  2,978   Mid-Western Aircraft Systems Inc., Term Loan B                         7.318%       12/31/11            B1   $  3,029,142
   2,426   Vought Aircraft Industries, Inc., Term Loan                            7.500%       12/22/11            B+      2,451,063
     545   Vought Aircraft Industries, Inc., Tranche B, Letter of Credit          7.329%       12/22/10            B+        552,955
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   5,949   Total Aerospace & Defense                                                                                       6,033,160
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           AIRLINES - 2.4% (1.5% OF TOTAL INVESTMENTS)

     750   United Air Lines, Delayed Draw Term Loan, (5)                          8.750%        2/01/12            B+        762,000
   5,250   United Air Lines, Term Loan B, (5)                                     8.625%        2/12/12            B+      5,334,000
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   6,000   Total Airlines                                                                                                  6,096,000
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           AUTO COMPONENTS - 9.5% (5.8% OF TOTAL INVESTMENTS)

   2,262   Accuride Corporation, Term Loan                                        6.938%        1/31/12            B+      2,292,688
   1,000   Dana Corporation, DIP Term Loan B                                      7.220%        3/30/08            B3      1,009,063
   4,224   Federal-Mogul Corporation, Term Loan A, (5)                            7.250%        2/24/04           N/R      4,157,603
   5,551   Federal-Mogul Corporation, Term Loan B, (5)                            7.500%        2/24/05           N/R      5,477,871
   1,879   Gen Tek Inc., Term Loan B                                              7.062%       12/31/10            B2      1,892,309
   2,000   Goodyear Tire & Rubber Company, Second Lien Term Loan                  7.954%        4/30/10            B2      2,030,625
   1,000   Goodyear Tire & Rubber Company, Term Loan                              3.764%        4/30/10            B3      1,010,179
   2,086   Metalforming Technologies, Inc., Term Loan A, (5) (6)                  0.000%        9/30/07           N/R        573,641
     811   Metalforming Technologies, Inc., Term Loan B, (PIK) (5) (6)            0.000%        9/30/07           N/R        223,096
   3,042   Tenneco Automotive Inc., Term Loan B                                   6.770%       12/12/10            B1      3,088,943
   1,336   Tenneco Automotive Inc., Term Loan B-1                                 6.826%       12/12/10            B1      1,356,918
     723   United Components, Inc., Term Loan C                                   7.220%        6/30/10            B1        729,210
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  25,914   Total Auto Components                                                                                          23,842,146
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           BEVERAGES - 3.1% (1.9% OF TOTAL INVESTMENTS)

   1,957   Constellation Brands, Inc., Term Loan                                  6.361%       11/30/11            BB      1,973,700
   5,802   Dr Pepper/Seven Up Bottling Group, Inc., Term Loan B                   6.929%       12/19/10           N/R      5,851,358
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   7,759   Total Beverages                                                                                                 7,825,058
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           BUILDING PRODUCTS - 4.9% (3.0% OF TOTAL INVESTMENTS)

   2,553   Euramax Holdings Inc., Term Loan B                                     7.688%        6/21/12            B2      2,590,102
   1,970   Nortek, Inc., Term Loan B                                              6.695%        8/27/11             B      1,988,161
   3,000   Stile Acquisition Corporation, Canadian Bridge Loan, WI/DD               TBD             TBD            B2      2,835,000
   2,473   Stile Acquisition Corporation, Canadian Term Loan                      7.106%        4/08/13            B2      2,458,984
   2,477   Stile Acquisition Corporation, Term Loan B                             7.106%        4/08/13            B2      2,463,173
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  12,473   Total Building Products                                                                                        12,335,420
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           CAPITAL MARKETS - 0.8% (0.5% OF TOTAL INVESTMENTS)

   2,000   Ameritrade Holdings Corporation, Term Loan                             6.490%       12/31/12            BB      2,010,250
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           CHEMICALS - 5.2% (3.2% OF TOTAL INVESTMENTS)

   2,403   Celanese Holdings LLC, Term Loan C                                     6.979%        4/06/11            B+      2,441,870
   1,007   Huntsman International LLC, Term Loan                                  6.679%        8/16/12           BB-      1,013,561
   2,000   ISP Chemco Inc., Term Loan                                             6.500%        2/16/13           BB-      2,018,438
   3,960   Mosaic Company, Term Loan                                              6.193%        2/21/12           Ba2      4,000,095
   1,980   Rockwood Specialties Group, Inc., Term Loan E                          7.126%        7/30/12            B+      2,007,535
   1,500   Wellman Inc., First Lien Term Loan                                     8.680%        2/10/09            B+      1,522,500
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  12,850   Total Chemicals                                                                                                13,003,999
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           COMMERCIAL SERVICES & SUPPLIES - 6.0% (3.7% OF TOTAL INVESTMENTS)

   2,775   Acco Brands, Term Loan B                                               6.674%        8/17/12           BB-      2,801,016
   1,472   Allied Waste North America, Inc., Letter of Credit                     5.750%        3/21/12            B1      1,478,390
   3,790   Allied Waste North America, Inc., Term Loan B                          6.759%        1/15/12            B1      3,809,228
   3,930   National Equipment Services, Inc., Term Loan                          10.498%        8/17/10            B3      3,984,038
   2,000   Williams Scotsman, Inc., Term Loan B                                   7.126%        6/28/10            B2      2,018,750
     988   Workflow Management, Inc., Term Loan                                   9.126%       11/30/11            B2        989,969
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  14,955   Total Commercial Services & Supplies                                                                           15,081,391
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           CONSTRUCTION & ENGINEERING - 0.8% (0.5% OF TOTAL INVESTMENTS)

   1,916   Maxim Crane Works, Term Loan                                           6.936%        2/23/10            B-      1,944,023
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           CONTAINERS & PACKAGING - 4.4% (2.7% OF TOTAL INVESTMENTS)

   4,938   Graham Packaging Company, L.P., Term Loan B                            7.108%       10/07/11             B      4,999,732
   2,857   Graham Packaging Company, L.P., Term Loan C                            9.250%        3/15/12          CCC+      2,930,357
     437   Smurfit-Stone Container Corporation, Deposit-Funded Commitment         2.350%       11/01/11            B+        443,009
   1,804   Smurfit-Stone Container Corporation, Term Loan B                       7.193%       11/01/11            B+      1,829,997
     537   Smurfit-Stone Container Corporation, Term Loan C                       7.125%       11/01/11            B+        544,711
     192   Smurfit-Stone Container Corporation, Tranche C-1                       7.125%       11/01/11            B+        194,811
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  10,765   Total Containers & Packaging                                                                                   10,942,617
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           DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2% (2.0% OF TOTAL INVESTMENTS)

   1,975   Intelsat, Ltd., Term Loan B                                            6.750%        7/06/11             B      1,994,134
     800   Qwest Corporation, Term Loan A                                         9.651%        6/30/07           Ba3        820,334
   5,000   Qwest Corporation, Term Loan B                                         6.950%        6/30/10           Ba3      5,094,270
   5,000   WCI Capital Corporation, Term Loan B, (5) (6)                          0.000%        9/30/07           N/R        187,500
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  12,775   Total Diversified Telecommunication Services                                                                    8,096,238
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           ELECTRIC UTILITIES - 0.9% (0.6% OF TOTAL INVESTMENTS)

   1,357   Allegheny Energy Supply Company, LLC, Term Loan C                      6.342%        3/08/11           Ba2      1,361,228
     178   Astoria Generating Company, Letter of Credit                           6.940%        2/23/13            B1        180,034
     822   Astoria Generating Company, Term Loan B                                6.940%        2/23/13            B1        833,300
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   2,357   Total Electric Utilities                                                                                        2,374,562
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           ELECTRICAL EQUIPMENT - 1.9% (1.2% OF TOTAL INVESTMENTS)

   2,985   Mueller Group, Inc., Term Loan                                         7.263%       10/03/12            B2      3,028,970
   1,583   Sensus Metering Systems Inc., Term Loan B-1                            7.429%       12/17/10            B2      1,600,413
     210   Sensus Metering Systems Inc., Term Loan B-2                            7.351%       12/17/10            B2        212,582
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   4,778   Total Electrical Equipment                                                                                      4,841,965
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           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8% (0.5% OF TOTAL INVESTMENTS)

   2,000   Sensata Technologies B.V., Term Loan, WI/DD                              TBD             TBD            B1      2,013,438
------------------------------------------------------------------------------------------------------------------------------------


           FOOD PRODUCTS - 4.4% (2.7% OF TOTAL INVESTMENTS)

     465   Dole Foods Company Inc., Deposit-Funded Commitment                     4.920%        4/12/13           BB-        465,795
   1,047   Dole Foods Company Inc., Term Loan B                                   6.808%        4/12/13           BB-      1,048,038
   3,488   Dole Foods Company Inc., Term Loan C                                   6.724%        4/12/13            B+      3,493,460
   5,000   Dole Holding Company, LLC, Term Loan                                   9.938%        7/21/10            B3      5,159,375
     975   Michael Foods, Inc., Term Loan B                                       6.698%       11/20/10            B+        987,849
------------------------------------------------------------------------------------------------------------------------------------

  10,975   Total Food Products                                                                                            11,154,517
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           HEALTH CARE EQUIPMENT & SUPPLIES - 0.6% (0.4% OF TOTAL INVESTMENTS)

   1,541   Kinetic Concepts, Inc., Term Loan B-2                                  6.730%        8/11/10           Ba3      1,560,468
------------------------------------------------------------------------------------------------------------------------------------


           HEALTH CARE PROVIDERS & SERVICES - 12.1% (7.4% OF TOTAL INVESTMENTS)

   5,349   Community Health Systems, Inc., Term Loan                              6.560%        8/19/11           BB-      5,405,935
   4,900   Davita Inc., Term Loan B                                               6.933%       10/05/12            B1      4,958,951
   2,000   Fresenius Medical Care AG & Co. KGaA, Term Loan                        6.384%        3/31/13            BB      2,004,167
   2,000   HealthSouth Corporation, Term Loan                                     8.150%        3/10/13            B2      2,024,464
   1,965   IASIS Healthcare LLC, Term Loan B                                      7.264%        6/22/11            B+      1,993,247
   3,980   LifeCare Holdings Inc., Term Loan B                                    7.070%        8/11/12             B      3,786,805
   2,154   Psychiatric Solutions Inc., Term Loan B                                6.360%        7/01/12            B+      2,184,808
   2,970   Select Medical Corporation, Term Loan                                  6.524%        2/24/12            B1      2,948,549
   4,945   Vanguard Health Holding Company, LLC, Replacement Term Loan            6.950%        9/23/11             B      5,013,951
------------------------------------------------------------------------------------------------------------------------------------

  30,263   Total Health Care Providers & Services                                                                         30,320,877
------------------------------------------------------------------------------------------------------------------------------------


           HOTELS, RESTAURANTS & LEISURE - 16.8% (10.3% OF TOTAL INVESTMENTS)

   5,000   24 Hour Fitness Worldwide, Inc., Term Loan B                           7.850%        6/08/12             B      5,070,835
   1,806   Ameristar Casinos, Inc., Term Loan B                                   6.500%       10/06/12           Ba3      1,823,195
   3,970   CCM Merger, Inc., Term Loan B                                          6.924%        7/26/12            B+      4,002,264
   2,700   Hilton Hotels Corporation, Term Loan B                                 6.247%        2/27/13           Ba2      2,714,850
   1,975   Isle of Capri Casinos, Inc., Term Loan                                 6.764%        4/26/08           BB-      2,002,403
   4,384   Jack in the Box Inc., Term Loan                                        6.519%        1/08/11            BB      4,432,347
   7,981   OpBiz, LLC, Term Loan A                                                7.990%        8/31/10            B-      7,820,960
      21   OpBiz, LLC, Term Loan B (PIK)                                          8.990%        8/31/10            B-         20,571
   3,980   Penn National Gaming, Inc., Term Loan B                                6.662%       10/03/12            BB      4,036,592
   2,000   Pinnacle Entertainment Inc., Term Loan                                 6.930%       12/14/11            B1      2,018,125
   1,949   Resorts International Hotel and Casino Inc., Term Loan B               8.980%        4/26/12          CCC+      1,973,593
   3,634   Resorts International Hotel and Casino Inc., Term Loan C              15.979%        3/31/13          CCC-      3,691,764
     427   Venetian Casino Resort, LLC, Delayed Draw Term Loan                    6.730%        6/15/11           BB-        432,392
   2,073   Venetian Casino Resort, LLC, Term Loan                                 6.730%        6/15/11           BB-      2,097,101
------------------------------------------------------------------------------------------------------------------------------------

  41,900   Total Hotels, Restaurants & Leisure                                                                            42,136,992
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           HOUSEHOLD DURABLES - 4.6% (2.8% OF TOTAL INVESTMENTS)

   5,000   Armstrong Holdings Inc., Revolver, (5) (6)                             0.000%        7/31/06          Caa3      3,640,000
   3,307   Sealy Mattress Company, Term Loan D                                    6.623%        4/06/12            B+      3,349,617
   4,500   Shea Homes Inc., Term Loan                                             6.690%       10/27/11           BB-      4,477,500
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  12,807   Total Household Durables                                                                                       11,467,117
------------------------------------------------------------------------------------------------------------------------------------


           HOUSEHOLD PRODUCTS - 1.6% (1.0% OF TOTAL INVESTMENTS)

   1,960   Prestige Brands, Inc., Term Loan B                                     7.235%        4/06/11            B+      1,986,541
   2,000   Spectrum Brands, Term Loan, WI/DD                                        TBD             TBD            B-      2,015,000
------------------------------------------------------------------------------------------------------------------------------------

   3,960   Total Household Products                                                                                        4,001,541
------------------------------------------------------------------------------------------------------------------------------------


           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4% (0.2% OF TOTAL INVESTMENTS)

     520   Covanta Energy Corporation, Letter of Credit                           7.960%        6/24/12            B+        528,455
     373   Covanta Energy Corporation, Term Loan B                                7.961%        6/24/12            B-        378,692
------------------------------------------------------------------------------------------------------------------------------------

     893   Total Independent Power Producers & Energy Traders                                                                907,147
------------------------------------------------------------------------------------------------------------------------------------


           INDUSTRIAL CONGLOMERATES - 0.4% (0.2% OF TOTAL INVESTMENTS)

     971   Covalence Specialty Materials Corporation, Term Loan B                 6.688%        2/16/13            B+        982,054
------------------------------------------------------------------------------------------------------------------------------------


           INSURANCE - 2.4% (1.5% OF TOTAL INVESTMENTS)

   5,989   Conseco, Inc., Term Loan                                               6.651%        6/22/10           BB-      6,044,357
------------------------------------------------------------------------------------------------------------------------------------


           IT SERVICES - 3.0% (1.8% OF TOTAL INVESTMENTS)

   2,393   Fidelity National Information Services, Term Loan B                    6.602%        3/09/13           BB+      2,411,331
   4,963   SunGard Data Systems Inc., Term Loan B                                 7.215%        2/11/13            B+      5,025,861
------------------------------------------------------------------------------------------------------------------------------------

   7,356   Total IT Services                                                                                               7,437,192
------------------------------------------------------------------------------------------------------------------------------------


           LEISURE EQUIPMENT & PRODUCTS - 0.4% (0.2% OF TOTAL INVESTMENTS)

     993   Mega Bloks, Term Loan B                                                6.911%        7/26/12           BB-      1,001,805
------------------------------------------------------------------------------------------------------------------------------------


         MACHINERY - 1.0% (0.6% OF TOTAL INVESTMENTS)

$    760  Dresser-Rand Group, Inc., Term Loan                                     6.924%       10/10/10            B+        773,472
   1,734  Rexnord Corporation, Replacement Term Loan                              7.108%       12/31/11            B+      1,755,727
------------------------------------------------------------------------------------------------------------------------------------

   2,494  Total Machinery                                                                                                  2,529,199
------------------------------------------------------------------------------------------------------------------------------------


          MEDIA - 27.4% (16.8% OF TOTAL INVESTMENTS)

   4,500  American Media Operations, Inc., Term Loan                              8.120%        1/30/13             B      4,557,938
   1,844  Blockbuster, Inc., Term Loan B                                          8.732%        8/20/11            B-      1,845,701
   5,000  Cablevision Systems Corporation, Incremental Term Loan                  6.664%        3/24/13           Ba3      5,027,603
   6,000  Century Cable Holdings LLC, Discretionary Term Loan, (5)                8.750%       12/31/09           N/R      5,862,000
   1,640  Century Cable Holdings LLC, Revolver, (5) (7)                           8.750%       10/25/10           N/R      1,588,067
   2,000  Century Cable Holdings LLC, Revolver, (5) (7)                           8.750%       10/25/10           N/R      1,936,667
   4,906  Charter Communications Inc., Term Loan, WI/DD                             TBD             TBD             B      4,932,583
   2,246  Dex Media East LLC, Term Loan B                                         6.340%       11/10/08            BB      2,258,356
   4,172  Dex Media West, LLC, Term Loan B                                        6.415%        3/09/10            BB      4,196,834
     863  Emmis Operating Company, Term Loan                                      6.718%       11/10/11            B+        869,409
   1,995  Gray Television, Inc., Term Loan B                                      6.490%       11/22/12           BB-      2,008,716
   5,000  Metro-Goldwyn-Mayer Studios, Inc., Term Loan B                          7.229%        4/08/12            B+      5,060,938
   5,970  Primedia Inc., Term Loan                                                7.090%        9/30/13           N/R      5,920,249
   4,315  R. H. Donnelley Inc., Tranche D                                         6.441%        6/30/11           Ba3      4,338,278
   2,970  Rainbow Media Holdings LLC, Term Loan                                   7.563%        3/31/12           Ba3      3,007,434
   4,632  Regal Cinemas Corporation, Term Loan                                    6.479%       11/10/10           BB-      4,667,741
   1,718  Sun Media Corporation, Term Loan B                                      6.418%        2/07/09            BB      1,735,142
   1,500  UPC Broadband Holding BV, Term Loan J2, WI/DD                             TBD             TBD             B      1,513,437
   1,500  UPC Broadband Holding BV, Term Loan K2, WI/DD                             TBD             TBD             B      1,513,437
   3,000  UPC Financing Partnership, Term Loan H2                                 7.330%        9/30/12             B      3,019,376
   2,935  WMG Acquisition Corp., Term Loan                                        6.805%        2/28/11            B+      2,968,615
------------------------------------------------------------------------------------------------------------------------------------

  68,706  Total Media                                                                                                     68,828,521
------------------------------------------------------------------------------------------------------------------------------------


          METALS & MINING - 1.1% (0.6% OF TOTAL INVESTMENTS)

   1,876  Amsted Industries Incorporated, Delayed Draw Term Loan, (8) (9)         2.000%        4/05/11            B1        (2,345)
   2,626  Amsted Industries Incorporated, Term Loan B                             7.002%        4/05/13            B1      2,664,253
------------------------------------------------------------------------------------------------------------------------------------

   4,502  Total Metals & Mining                                                                                            2,661,908
------------------------------------------------------------------------------------------------------------------------------------


          MULTILINE RETAIL - 0.6% (0.4% OF TOTAL INVESTMENTS)

   1,500  Sears Canada Inc., Term Loan                                            6.712%       12/15/12           BB+      1,518,750
------------------------------------------------------------------------------------------------------------------------------------


          MULTI-UTILITIES - 1.6% (1.0% OF TOTAL INVESTMENTS)

     743  NRG Energy Inc., Credit-Linked Deposit                                  6.979%        2/01/13           BB-        751,587
   3,257  NRG Energy Inc., Term Loan                                              6.820%        2/01/13           BB-      3,296,480
------------------------------------------------------------------------------------------------------------------------------------

   4,000  Total Multi-Utilities                                                                                            4,048,067
------------------------------------------------------------------------------------------------------------------------------------


          OIL, GAS & CONSUMABLE FUELS - 5.1% (3.1% OF TOTAL INVESTMENTS)

   3,990  Citgo Petroleum Corporation, Term Loan                                  6.213%       11/15/12           Ba1      4,005,461
     800  Coffeyville Resources LLC, Letter of Credit                             7.400%        7/08/11            B1        812,250
   1,191  Coffeyville Resources LLC, Term Loan B                                  7.503%        7/08/12            B1      1,209,260
   1,125  El Paso Corporation, Deposit-Funded Commitment                          4.290%       11/23/09            B3      1,138,125
   1,643  El Paso Corporation, Term Loan                                          7.750%       11/23/09            B3      1,663,031
     774  Targa Resources Inc., Synthetic Letter of Credit                        7.229%       10/31/12            B+        784,274
   3,210  Targa Resources Inc., Term Loan B                                       7.260%       10/31/12            B+      3,251,471
------------------------------------------------------------------------------------------------------------------------------------

  12,733  Total Oil, Gas & Consumable Fuels                                                                               12,863,872
------------------------------------------------------------------------------------------------------------------------------------


          PAPER & FOREST PRODUCTS - 3.9% (2.4% OF TOTAL INVESTMENTS)

   1,096  Boise Cascade Holdings, LLC, Term Loan D                                6.750%        3/29/11           Ba3      1,111,501
   3,990  Georgia-Pacific Corporation, Term Loan B                                6.885%       12/20/12           BB-      4,016,807
   2,000  Georgia-Pacific Corporation, Term Loan C                                7.939%       12/23/13            B+      2,045,769
   2,568  NewPage Corporation, Term Loan B                                        7.960%        5/02/11             B      2,577,842
------------------------------------------------------------------------------------------------------------------------------------

   9,654  Total Paper & Forest Products                                                                                   9,751,919
------------------------------------------------------------------------------------------------------------------------------------


          PHARMACEUTICALS - 0.9% (0.5% OF TOTAL INVESTMENTS)

   1,980  Talecris Biotherapeutics Inc., Term Loan B                              8.022%        3/31/10           N/R      1,989,900
------------------------------------------------------------------------------------------------------------------------------------


          REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.9% (3.6% OF TOTAL INVESTMENTS)

   4,000  Capital Automotive LP., Term Loan                                       6.580%       12/16/10           BB+      4,037,300
     459  Lion Gables, Term Loan                                                  6.590%        9/30/06           Ba2        461,689
   4,527  LNR Property Corporation, Term Loan                                     7.831%        2/03/08            B2      4,569,273
   2,722  LNR Property Corporation, Term Loan B                                  10.080%        2/03/08            B2      2,745,973
   3,000  Trizec Properties Inc., Term Loan, WI/DD                                  TBD             TBD           Ba2      3,003,282
------------------------------------------------------------------------------------------------------------------------------------

  14,708  Total Real Estate Management & Development                                                                      14,817,517
------------------------------------------------------------------------------------------------------------------------------------


          SPECIALTY RETAIL - 3.9% (2.4% OF TOTAL INVESTMENTS)

   1,318  Micro Warehouse, Inc., Term Loan B, (5) (6)                             0.000%        1/30/07           N/R         39,534
   3,999  Norwood Promotional Products, Term Loan A                              11.188%        8/16/09           N/R      3,974,497
   5,633  Norwood Promotional Products, Term Loan B                               6.000%        8/16/11           N/R      1,675,959
   2,000  Toys "R" Us, Inc., Term Loan                                            7.826%       12/09/08            B-      2,003,438
   1,995  TravelCenters of America Inc., Term Loan                                6.620%       12/01/11            B1      2,017,943
------------------------------------------------------------------------------------------------------------------------------------

  14,945  Total Specialty Retail                                                                                           9,711,371
------------------------------------------------------------------------------------------------------------------------------------


          TEXTILES, APPAREL & LUXURY GOODS - 3.8% (2.2% OF TOTAL INVESTMENTS)

   1,000  Burlington Coat Factory Warehouse Corporation, Term Loan                7.160%        5/28/13             B        998,750
   5,162  Visant Holding Corporation, Term Loan C                                 7.068%        7/29/10            B+      5,231,466
   3,360  William Carter Company, Term Loan B                                     6.705%        7/14/12            B1      3,394,606
------------------------------------------------------------------------------------------------------------------------------------

   9,522  Total Textiles, Apparel & Luxury Goods                                                                           9,624,822
------------------------------------------------------------------------------------------------------------------------------------


          TRADING COMPANIES & DISTRIBUTORS - 1.6% (1.0% OF TOTAL INVESTMENTS)

   1,980  Ashtead Group Public Limited Company, Term Loan                         6.500%       11/12/09           Ba3      2,002,894
     393  Brenntag Holdings, Acquisition Facility Term Loan                       7.440%        1/20/14            B2        398,127
   1,607  Brenntag Holdings, Term Loan                                            7.440%        1/20/14            B-      1,633,793
------------------------------------------------------------------------------------------------------------------------------------

   3,980  Total Trading Companies & Distributors                                                                           4,034,814
------------------------------------------------------------------------------------------------------------------------------------

$ 388,863 TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (COST $383,551,482)                                                  375,834,994

====================================================================================================================================

PRINCIPAL
 AMOUNT
 (000)     DESCRIPTION (1)                                                       COUPON        MATURITY   RATINGS (4)          VALUE
------------------------------------------------------------------------------------------------------------------------------------


           CORPORATE BONDS - 10.6% (6.5% OF TOTAL INVESTMENTS)

           HOTELS, RESTAURANTS & LEISURE - 4.5% (2.8% OF TOTAL INVESTMENTS)
$  7,000   MGM Mirage Inc.                                                        9.750%        6/01/07           Ba3   $  7,297,500
   1,500   Mirage Resorts                                                         7.250%       10/15/06            BB      1,515,000
   2,400   Park Place Entertainment                                               8.875%        9/15/08           BB+      2,550,000
------------------------------------------------------------------------------------------------------------------------------------

  10,900   Total Hotels, Restaurants & Leisure                                                                            11,362,500
------------------------------------------------------------------------------------------------------------------------------------


           MACHINERY - 0.8% (0.5% OF TOTAL INVESTMENTS)

   2,000   Navistar International Corporation, Series B                           9.375%        6/01/06           BB-      2,011,250
------------------------------------------------------------------------------------------------------------------------------------


           MEDIA - 2.7% (1.6% OF TOTAL INVESTMENTS)

   1,930   AMC Entertainment Inc.                                                 9.875%        2/01/12            B3      1,958,950
   2,000   Cablevision Systems Corporation, Floating Rate Note,
           4.500% plus six-month LIBOR, Series B                                  9.720%        4/01/09            B+      2,125,000
   2,500   Primedia Inc., Floating Rate Note,
           5.375% plus three-month LIBOR, 144A                                   10.505%        5/15/10             B      2,568,750
------------------------------------------------------------------------------------------------------------------------------------

   6,430   Total Media                                                                                                     6,652,700
------------------------------------------------------------------------------------------------------------------------------------


           SEMICONDUCTORS & EQUIPMENT - 0.2% (0.1% OF TOTAL INVESTMENTS)

     500    Avago Technologies Finance Pte. Ltd., Floating Rate Note,
            5.500% plus three-month LIBOR, 144A                                  10.630%        6/01/13             B        529,375
------------------------------------------------------------------------------------------------------------------------------------


           WIRELESS TELECOMMUNICATION SERVICES - 2.4% (1.5% OF TOTAL INVESTMENTS)

   6,000   Dobson Communications Corporation, Floating Rate Note,
           4.250% plus three-month LIBOR                                          9.380%       10/15/12           CCC      6,120,000
------------------------------------------------------------------------------------------------------------------------------------

$ 25,830   TOTAL CORPORATE BONDS (COST $26,409,179)                                                                       26,675,825
====================================================================================================================================


  SHARES   DESCRIPTION (1)                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------


           INVESTMENT COMPANIES - 0.6% (0.3% OF TOTAL INVESTMENTS)

 205,050   ING Prime Rate Trust                                                                                         $  1,423,047
------------------------------------------------------------------------------------------------------------------------------------

           TOTAL INVESTMENT COMPANIES (COST $1,432,329)                                                                    1,423,047
           =========================================================================================================================


  SHARES   DESCRIPTION (1)                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

           COMMON STOCKS - 0.0% (0.0% OF TOTAL INVESTMENTS)

           AUTO COMPONENTS - 0.0% (0.0% OF TOTAL INVESTMENTS)

 279,642   Metalforming Technologies Inc., (5) (6) (10)                                                                 $        --
------------------------------------------------------------------------------------------------------------------------------------

           TOTAL COMMON STOCKS (COST $0)                                                                                         --
           =========================================================================================================================


  SHARES   DESCRIPTION (1)                                                                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------


           WARRANTS - 0.0% (0.0% OF TOTAL INVESTMENTS)

   5,672   Reliant Energy Inc.                                                                                          $     36,868
------------------------------------------------------------------------------------------------------------------------------------

           TOTAL WARRANTS (COST $40,254)                                                                                      36,868
           =========================================================================================================================


PRINCIPAL
AMOUNT
(000)     DESCRIPTION (1)                                                        COUPON        MATURITY                       VALUE
------------------------------------------------------------------------------------------------------------------------------------


          SHORT-TERM INVESTMENTS - 2.5% (1.5% OF TOTAL INVESTMENTS)
          Repurchase Agreement with State Street Bank, dated 4/28/06, repurchase price $6,262,267, collateralized by
          $6,420,000 U.S. Treasury Bills, 0.000%, due
$  6,260  6/08/06, value $6,387,900                                               4.450%        5/01/06                 $  6,259,946
========----------------------------------------------------------------------------------------------------------------------------

         TOTAL SHORT-TERM INVESTMENTS (COST $6,259,946)                                                                    6,259,946
         ===========================================================================================================================

         TOTAL INVESTMENTS (COST $417,693,190) - 163.5%                                                                  410,230,680
         ===========================================================================================================================

         BORROWING PAYABLE - (41.1)% (11)                                                                              (103,000,000)
         ===========================================================================================================================

         OTHER ASSETS LESS LIABILITIES - (4.1)%                                                                         (10,346,367)
         ===========================================================================================================================

         PREFERRED SHARES, AT LIQUIDATION VALUE - (18.3)%                                                               (46,000,000)
         ===========================================================================================================================

         NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                                  $250,884,313
         ===========================================================================================================================

           (1)    All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

           (2)    Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

                  Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

           (3)    Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of
                  Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

           (4)    Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or
                  Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

           (5)    At or subsequent to April 30, 2006, this issue was under the protection of the Federal Bankruptcy Court.

           (6)    Non-income producing. Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

           (7)    Position represents a participation commitment outstanding at April 30, 2006.

           (8)    Position represents an unfunded Senior Loan commitment outstanding at April 30, 2006.

           (9)    Negative value represents unrealized depreciation on Senior Loan commitment at April 30, 2006.

          (10)    Valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

          (11)    Borrowings payable as a percentage of total investments is (25.1%).

         WI/DD    Purchased on a when-issued or delayed delivery basis.

           N/R    Not rated.

          144A    Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

           TBD    Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

         (PIK)    In lien of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.

                 See accompanying notes to financial statements.

         Statement of
             ASSETS AND LIABILITIES April 30, 2006 (Unaudited)

--------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $417,693,190)                                                  $ 410,230,680
Receivables:
   Interest                                                                                    3,260,999
   Investments sold                                                                            4,919,031
Other assets                                                                                      89,068
--------------------------------------------------------------------------------------------------------
      Total assets                                                                           418,499,778
--------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Borrowings                                                                                103,000,000
   Investments purchased                                                                      17,786,400
Accrued expenses:
   Management fees                                                                               193,462
   Interest on borrowings                                                                        415,301
   Other                                                                                         202,275
Preferred share dividends payable                                                                 18,027
--------------------------------------------------------------------------------------------------------
      Total liabilities                                                                      121,615,465
--------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                        46,000,000
--------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                     $ 250,884,313
========================================================================================================
Common shares outstanding                                                                     29,809,917
========================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                                 $        8.42
========================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                    $     298,099
Paid-in surplus                                                                              282,966,876
Undistributed (Over-distribution of) net investment income                                     1,138,113
Accumulated net realized gain (loss) from investments                                        (26,056,265)
Net unrealized appreciation (depreciation) of investments                                     (7,462,510)
--------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                     $ 250,884,313
========================================================================================================
Authorized shares:
   Common                                                                                      Unlimited
   Preferred                                                                                   Unlimited
========================================================================================================

                 See accompanying notes to financial statements.

Statement of
     OPERATIONS Nine Months Ended April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends and Interest                                                                      $ 20,088,067
Fees                                                                                             277,889
--------------------------------------------------------------------------------------------------------
Total investment income                                                                       20,365,956
--------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                2,513,031
Preferred shares - auction fees                                                                   85,036
Preferred shares - dividend disbursing agent fees                                                  4,488
Shareholders' servicing agent fees and expenses                                                    4,195
Interest expense                                                                               3,281,655
Commitment fees                                                                                  273,964
Custodian's fees and expenses                                                                    107,140
Trustees' fees and expenses                                                                        4,232
Professional fees                                                                                 76,637
Shareholders' reports - printing and mailing expenses                                             43,679
Stock exchange listing fees                                                                        8,659
Investor relations expense                                                                        36,410
Other expenses                                                                                     5,454
--------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                           6,444,580
   Custodian fee credit                                                                             (739)
   Expense reimbursement                                                                        (849,505)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                                   5,594,336
--------------------------------------------------------------------------------------------------------
Net investment income                                                                         14,771,620
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                       (477,871)
Change in net unrealized appreciation (depreciation) of investments                             (857,061)
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                       (1,334,932)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                                    (1,384,610)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
  from operations                                                                           $ 12,052,078
========================================================================================================

                See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited)

                                                                   NINE MONTHS ENDED          YEAR ENDED
                                                                             4/30/06             7/31/05
--------------------------------------------------------------------------------------------------------

OPERATIONS
Net investment income                                                  $  14,771,620      $  19,794,415
Net realized gain (loss) from investments                                   (477,871)         1,525,914
Change in net unrealized appreciation
   (depreciation) of investments                                            (857,061)        (1,775,441)
Distributions to Preferred Shareholders
   from net investment income                                             (1,384,610)        (1,124,957)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from operations                            12,052,078         18,419,931
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
  From net investment income                                             (13,830,255)       (17,279,906)
--------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Common shareholders                      (13,830,255)       (17,279,906)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to Common shareholders
   due to reinvestment of distributions                                       64,607            179,443
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                                 64,607            179,443
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                            (1,713,570)         1,319,468
Net assets applicable to Common shares
   at the beginning of period                                            252,597,883        251,278,415
--------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                                                $ 250,884,313      $ 252,597,883
========================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                       $   1,138,113      $   1,581,358
========================================================================================================


                See accompanying notes to financial statements.

                Statement of
                        CASH FLOWS Nine Months Ended April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS         $   12,052,078
Adjustments to reconcile the net increase (decrease) in
     net assets applicable to Common shares from operations
     to net cash provided by (used in) operating activities:
     Purchases of investment securities                                                     (168,046,977)
     Proceeds from sales of investment securities                                            149,775,409
     Proceeds from (Purchases of) short-term investment securities, net                       27,054,499
     Amortization/(Accretion) of premiums and discounts, net                                     784,395
     (Increase) Decrease in receivable for interest                                             (507,303)
     (Increase) Decrease in receivable for investments sold                                   (2,982,760)
     (Increase) Decrease in other assets                                                          (2,944)
     Increase (Decrease) in payable for investments purchased                                 (5,756,100)
     Increase (Decrease) in interest on borrowings                                               123,247
     Increase (Decrease) in accrued management fees                                               26,489
     Increase (Decrease) in accrued other liabilities                                             (7,923)
     Increase (Decrease) in Preferred share dividends payable                                    (22,400)
     Net realized (gain) loss from investments                                                   477,871
     Net realized gain (loss) from paydowns                                                      (16,206)
     Taxes paid on undistributed capital gains                                                   (42,788)
     Change in net unrealized (appreciation) depreciation of investments                         857,061
--------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                                           13,765,648
--------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                                               (13,765,648)
--------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                       (13,765,648)
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                       --
Cash at the beginning of period                                                                       --
--------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                 $           --
========================================================================================================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest on bank borrowings during the nine months ended April 30,
2006, was $3,158,408.

Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $64,607.

                See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund (the "Fund") covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Senior Income Fund (NSL). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

The Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of senior loans, bonds and other securities in the Fund's investment portfolio, are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Short-term investments are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2006, the Fund had outstanding when-issued/delayed delivery purchase commitments of $17,786,400.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior loans. Fee income, if any, consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

Federal Income Taxes
The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
The Fund declares monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares
The Fund has issued and outstanding 1,840 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The Fund has also effected financial leverage by borrowing, as described in footnote 8.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:



                                                  NINE MONTHS
                                                        ENDED        YEAR ENDED
                                                      4/30/06           7/31/05
--------------------------------------------------------------------------------
Common shares issued to shareholders due to
  reinvestment of distributions                         7,631        20,084
================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short-term investments) during the nine months ended April 30, 2006, aggregated $168,046,977 and $149,775,409, respectively.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $417,693,190.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:


--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                   $  5,527,754
   Depreciation                                                    (12,990,264)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments         $ (7,462,510)
================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2005, the Fund's last tax year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                               $  3,141,702
Undistributed net long-term capital gains                                   --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2005, paid on August 1, 2005.

The tax character of distributions paid during the Fund's last tax year ended July 31, 2005, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income *                          $ 18,143,299
Distributions from net long-term capital gains                              --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2005, the Fund's last tax year end, the Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:



--------------------------------------------------------------------------------
Expiration year:
     2010                                                            $14,916,928
     2011                                                             10,704,254
--------------------------------------------------------------------------------
Total                                                                $25,621,182
================================================================================


5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily Managed Assets of the Fund as follows:


AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $1 billion                                                  .6500%
For the next $1 billion                                                   .6375
For the next $3 billion                                                   .6250
For the next $5 billion                                                   .6000
For Managed Assets over $10 billion                                       .5750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2006, the complex-level fee was .1888%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management, LLC ("Symphony"), an indirect wholly owned subsidiary of Nuveen, under which Symphony manages the investment portfolio of the Funds. Symphony is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:


YEAR ENDING                                   YEAR ENDING
OCTOBER 31,                                   OCTOBER 31,
--------------------------------------------------------------------------------

1999*                    .45%                 2005                          .35%
2000                     .45                  2006                          .25
2001                     .45                  2007                          .15
2002                     .45                  2008                          .10
2003                     .45                  2009                          .05
2004                     .45
================================================================================

* From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At April 30, 2006, the Fund had an unfunded senior loan commitments of $1,876,069.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in the Fund's portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or
3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower.

The Fund had the following participation commitments outstanding at April 30, 2006:

                                       COMMITMENT
COUNTERPARTY                               AMOUNT                          VALUE
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.             $ 2,000,000                   $  1,936,667
Morgan Stanley                          1,640,000                      1,588,067
================================================================================

8. BORROWINGS

In accordance with the Fund's current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

The Fund has entered into a commercial paper program ($110 million maximum) with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to the Fund and to many other borrowers who comprise Falcon's total borrowing base. For the nine months ended April 30, 2006, the average daily balance of borrowings under the commercial paper program agreement was $103 million. The average annualized interest rate for funding and program usage fees on such borrowings was 4.26%.

The Fund has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the nine months ended April 30, 2006.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

9. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund declared a $.0535 Common share dividend distribution from its net investment income which was paid on June 1, 2006, to shareholders of record on May 15, 2006.


                 Financial
                        HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:



                                                       Investment Operations                              Less Distributions
                                    ------------------------------------------------------------   ---------------------------------

                                                            Distributions   Distributions
                                                                 from Net            from                 Net
                        Beginning                              Investment         Capital          Investment     Capital
                           Common                       Net     Income to        Gains to           Income to    Gains to
                            Share          Net    Realized/     Preferred       Preferred              Common      Common
                        Net Asset   Investment   Unrealized        Share-          Share-              Share-      Share-
                            Value    Income(a)  Gain (Loss)      holders+        holders+   Total     holders     holders     Total
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                     $8.48        $ .50       $ (.05)        $(.05)           $ --   $ .40      $ (.46)      $  --    $ (.46)
2005                         8.44          .66           --          (.04)             --     .62        (.58)         --      (.58)
2004                         7.84          .64          .50          (.02)             --    1.12        (.52)         --      (.52)
2003                         7.38          .60          .41          (.02)             --     .99        (.53)         --      (.53)
2002                         8.13          .68         (.71)         (.04)             --    (.07)       (.68)         --      (.68)
2001                         9.47         1.09        (1.29)         (.09)             --    (.29)      (1.03)       (.02)    (1.05)
====================================================================================================================================


                                                                       Total Returns
                                                                 -----------------------
                                                                                 Based
                                                                                    on
                                      Ending                                    Common
                                      Common                         Based       Share
                                       Share        Ending              on         Net
                                   Net Asset        Market          Market       Asset
                                       Value         Value         Value**     Value**
========================================================================================
----------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                               $ 8.42        $ 8.04           (5.09)%      4.89%
2005                                    8.48          8.97           (3.40)       7.53
2004                                    8.44          9.91           24.50       14.61
2003                                    7.84          8.43           25.93       14.25
2002                                    7.38          7.20          (21.16)       (.65)
2001                                    8.13          9.96           15.35       (3.30)
========================================================================================


                                                                     Ratios/Supplemental Data
                                  ------------------------------------------------------------------------------------------------
                                                    Before Credit/Reimbursement       After Credit/Reimbursement***
                                                   ------------------------------     -----------------------------
                                                                     Ratio of Net                      Ratio of Net
                                                      Ratio of         Investment        Ratio of        Investment
                                       Ending         Expenses          Income to        Expenses         Income to
                                          Net       to Average            Average      to Average           Average
                                       Assets       Net Assets         Net Assets      Net Assets        Net Assets
                                   Applicable       Applicable         Applicable      Applicable        Applicable      Portfolio
                                    to Common        to Common          to Common       to Common         to Common       Turnover
                                 Shares (000)         Shares++           Shares++        Shares++          Shares++           Rate
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                              $250,884             3.43%*             7.41%*          2.98%*            7.86%*           39%
2005                                  252,598             2.70               7.21            2.10              7.80            100
2004                                  251,278             2.23               7.10            1.50              7.83             91
2003                                  233,220             2.66               7.57            1.90              8.33             80
2002                                  219,459             3.12               8.20            2.37              8.95             64
2001                                  241,641             4.32              11.74            3.62             12.44             52
==================================================================================================================================



                             Preferred Stock at End of Period              Borrowings at End of Period
                    -------------------------------------------------     ------------------------------
                            Aggregate        Liquidation        Asset              Aggregate        Asset
                               Amount         and Market     Coverage                 Amount     Coverage
                    Outstanding (000)    Value Per Share    Per Share      Outstanding (000)   Per $1,000
=========================================================================================================
---------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(b)                       $46,000            $25,000     $161,350               $103,000       $3,882
2005                           46,000             25,000      162,281                103,000        3,899
2004                           46,000             25,000      161,564                103,000        3,886
2003                           46,000             25,000      151,750                103,000        3,711
2002                           46,000             25,000      144,271                103,000        3,577
2001                           46,000             25,000      156,327                103,000        3,793
=========================================================================================================


*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o    Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares and bank borrowings, where applicable.
     o Each ratio includes the effect of the interest expense paid on bank borrowings as follows:

                   Ratio of Interest
                  Expense to Average
            Net Assets Applicable to
                       Common Shares
--------------------------------------

2006(b)                         1.75%*
2005                            1.00
2004                             .48
2003                             .74
2002                            1.09
2001                            2.19

(a) Per share Net Investment Income is calculated using the average daily shares method.

(b)  For the nine months ended April 30, 2006.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Trustees implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of trustees by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as trustee at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)*   /s/ Jessica R. Droeger
                            ---------------------------------------
                            Jessica R. Droeger
                            Vice President and Secretary

Date: July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: July 7, 2006

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: July 7, 2006

* Print the name and title of each signing officer under his or her signature.